Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Components of Income Tax Expense
The components of income tax expense were:

Year Ended December 31 (Dollars in Millions)	2021	2020	2019

Federal
Current	$1,203	$1,146	$1,162
Deferred	469	(291)	166

Federal income tax	1,672	855	1,328

State
Current	398	355	379
Deferred	111	(144)	(59)

State income tax	509	211	320

Total income tax provision	$2,181	$1,066	$1,648

Reconciliation of Expected Income Tax Expense at Federal Statutory Rate of 21 Percent to Company's Applicable Income Tax Expense
A reconciliation of expected income tax expense at the federal statutory rate of 21 percent to the Company’s applicable income tax expense follows:

Year Ended December 31 (Dollars in Millions)	2021	2020	2019
Tax at statutory rate	$2,135	$1,271	$1,805
State income tax, at statutory rates, net of federal tax benefit	439	240	355
Tax effect of
Tax credits and benefits, net of related expenses	(331)	(370)	(424)
Tax-exempt income	(114)	(117)	(120)
Nondeductible legal and regulatory expenses	24	29	23
Other items (a)	28	13	9

Applicable income taxes	$2,181	$1,066	$1,648
(a)	Includes excess tax benefits associated with stock-based compensation and adjustments related to deferred tax assets and liabilities.

Reconciliation of Changes in Federal, State and Foreign Unrecognized Tax Position Balances
A reconciliation of the changes in the federal, state and foreign uncertain tax position balances are summarized as follows:

Year Ended December 31 (Dollars in Millions)	2021	2020	2019
Balance at beginning of period	$474	$432	$335
Additions for tax positions taken in prior years	14	62	168
Additions for tax positions taken in the current year	7	6	6
Exam resolutions	(1)	(8)	(62)
Statute expirations	(7)	(18)	(15)

Balance at end of period	$487	$474	$432

Significant Components of the Company's Net Deferred Tax Asset (Liability)
The significant components of the Company’s net deferred tax asset (liability) follows:

At December 31 (Dollars in Millions)	2021	2020

Deferred Tax Assets
Federal, state and foreign net operating loss and credit carryforwards	$2,331	$2,495
Allowance for credit losses	1,561	2,042
Accrued expenses	568	554
Obligation for operating leases	281	293
Securities available-for-sale and financial instruments	163	—
Stock compensation	76	84
Pension and postretirement benefits	8	108
Partnerships and other investment assets	—	9
Other deferred tax assets, net	451	383

Gross deferred tax assets	5,439	5,968

Deferred Tax Liabilities
Leasing activities	(2,263)	(2,511)
Goodwill and other intangible assets	(845)	(802)
Mortgage servicing rights	(593)	(408)
Right of use operating leases	(246)	(249)
Fixed assets	(238)	(226)
Loans	(85)	(112)
Partnerships and other investment assets	(8)	—
Securities available-for-sale and financial instruments	—	(755)
Other deferred tax liabilities, net	(127)	(145)

Gross deferred tax liabilities	(4,405)	(5,208)
Valuation allowance	(249)	(163)

Net Deferred Tax Asset	$785	$597